Portfolio of Investments December 31, 2024
Short Term Municipal Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 95.2%
386261446 MUNICIPAL BONDS - 95.2% 386261446
ALABAMA - 4.9%
$ 4,170,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 4 Series 2019A-1, (Mandatory Put 12/01/25)
4.000% 12/01/49 $ 4,174,951
2,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Prepay BP PLC, Series 2024D
5.000 11/01/27 2,064,128
1,000,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue
Bonds, Series 2023 Sub B-1
5.000 06/01/27 1,031,808
1,600,000 Energy Southeast Cooperative District, Alabama, Energy Supply
Revenue Bonds, Fixed Rate Series 2023B-1
5.500 11/01/27 1,674,765
1,000,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5.000 10/01/27 1,040,662
2,850,000 Lower Alabama Gas District, Alabama, Goldman Sachs Gas
Project 2 Revenue Bonds, Series 2020A, (Mandatory Put
12/01/25)
4.000 12/01/50 2,854,214
1,795,000 Mobile Industrial Development Board, Alabama, Pollution
Control Revenue Refunding Bonds, Alabama Power Company
Barry Plan, Series 2007A, (Mandatory Put 6/26/25)
1.000 06/01/34 1,770,558
1,500,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 1, Refunding Series 2024A
5.000 04/01/28 1,558,876
1,500,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/27 1,531,519
1,270,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 3, Fixed Rate Series 2022A-1
5.000 12/01/26 1,298,658
1,000,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 4, Series 2022B-1
5.000 08/01/25 1,007,460
TOTAL ALABAMA 20,007,599
ALASKA - 0.7%
815,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
3.250 12/01/27 811,597
1,000,000 Alaska Housing Finance Corporation, General Obligation Bonds,
State Capital Project II, Series 2024A
5.000 12/01/27 1,051,922
1,000,000 Alaska State, General Obligation Bonds, Refunding Series 2024B 5.000 08/01/27 1,051,890
TOTAL ALASKA 2,915,409
ARIZONA - 3.4%
650,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4.100 12/01/37 649,539
500,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4.000 06/01/49 501,344
2,385,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5.000 09/01/52 2,432,627
1,000,000 Coconino County, Arizona, Pollution Control Revenue Bonds,
Nevada Power Company Project, Refunding Series 2017B,
(Mandatory Put 3/31/26)
3.750 03/01/39 996,873
630,000 Kyrene Elementary School District 28, Maricopa County, Arizona,
School Improvement Bonds, Project 2017, Series 2023D
5.000 07/01/26 649,091
505,000 Kyrene Elementary School District 28, Maricopa County, Arizona,
School Improvement Bonds, Project 2017, Series 2023D
5.000 07/01/27 530,753
300,000 Kyrene Elementary School District 28, Maricopa County, Arizona,
School Improvement Bonds, Project 2017, Series 2023D
5.000 07/01/28 320,617
7,550,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2019D, (Mandatory Put
5/15/26)
5.000 01/01/46 7,711,398
TOTAL ARIZONA 13,792,242

Portfolio of Investments December 31, 2024
(continued)
Short Term Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA - 3.1%
$ 1,000,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023E-1
5.000% 09/01/27 $ 1,038,153
1,750,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024B
5.000 12/01/27 1,805,352
1,550,000 California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2022A,
(AMT), (Mandatory Put 10/01/25)
4.125 10/01/41 1,550,261
2,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2016B, (AMT)
5.000 05/15/27 2,039,648
1,160,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Refunding Subordinate Series 2020C, (AMT)
5.000 07/01/25 1,168,344
2,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, (AMT)
5.000 07/01/26 2,045,836
2,735,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019H, (AMT)
5.000 05/01/25 2,747,545
TOTAL CALIFORNIA 12,395,139
COLORADO - 7.1%
655,000 (a) Broadway Park North Metropolitan District 2, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2020
3.375 12/01/26 635,789
100,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Aspen View Academy Project, Series 2021
4.000 05/01/26 99,319
620,000 (b) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019B, (Pre-refunded
11/19/26)
5.000 11/15/49 640,861
1,750,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health, Sunbelt Obligated Group, Series 2016C,
(Mandatory Put 11/15/26)
5.000 11/15/36 1,805,423
500,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5.000 08/01/26 513,280
2,255,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, (Mandatory Put 8/01/26)
5.000 08/01/49 2,325,245
13,820,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, (Mandatory Put
8/17/26)
5.000 05/15/62 14,184,500
2,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5.000 11/15/25 2,025,199
3,500,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5.250 11/15/26 3,614,359
2,055,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5.000 12/01/27 2,136,099
290,000 Gold Hill Mesa Metropolitan District 2, Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Refunding & Improvement Series 2022A - BAM
Insured
5.000 12/01/26 296,975
100,000 Prairiestar Metropolitan District 2, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2021A - BAM Insured
5.000 12/01/25 101,547
510,000 Ravenna Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding Limited Tax Series 2023 -
AGM Insured
5.000 12/01/27 530,127
TOTAL COLORADO 28,908,723
CONNECTICUT - 1.2%
1,150,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Refunding Forward Delivery Series
2021C
5.000 01/01/27 1,196,559
3,340,000 University of Connecticut, General Obligation Bonds, Refunding
Series 2023A
5.000 08/15/27 3,515,871
TOTAL CONNECTICUT 4,712,430

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA - 2.2%
$ 6,005,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2017, (AMT)
5.000% 10/01/26 $ 6,159,372
1,700,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2022A, (AMT)
5.000 10/01/25 1,717,818
1,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2023A, (AMT)
5.000 10/01/25 1,010,481
TOTAL DISTRICT OF COLUMBIA 8,887,671
FLORIDA - 3.0%
3,000,000 Broward County School Board, Florida, Certificates of
Participation, Series 2015A
5.000 07/01/25 3,027,351
2,200,000 (a) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2024A, (AMT), (Mandatory Put 2/14/25)
8.250 07/01/57 2,274,569
1,035,000 Greater Orlando Aviation Authority, Florida, Airport Facilities
Revenue Bonds, Series 2019A, (AMT)
5.000 10/01/25 1,046,690
500,000 Miami, Florida, Special Obligation Non-Ad Valorem Revenue
Bonds, New Administrative Building Series 2023A
5.000 03/01/27 521,788
2,600,000 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding
Series 2022A, (AMT)
5.000 10/01/26 2,663,283
2,495,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Advent Health Obligated Group, Series 2021C,
(Mandatory Put 11/15/26)
5.000 11/15/52 2,574,017
TOTAL FLORIDA 12,107,698
GEORGIA - 1.8%
1,345,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5.000 07/01/25 1,353,815
2,045,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2021A, (Mandatory Put 9/01/27)
4.000 07/01/52 2,060,041
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023A
5.000 06/01/26 1,017,121
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023A
5.000 06/01/27 1,027,843
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023D
5.000 12/01/26 1,023,681
725,000 Wayne County School District, Georgia, General Obligation Sales
Tax Bonds, Series 2023
5.250 09/01/27 768,041
TOTAL GEORGIA 7,250,542
HAWAII - 0.5%
2,080,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific Health Obligated Group, Series
2023C
5.000 07/01/28 2,200,217
TOTAL HAWAII 2,200,217
ILLINOIS - 7.1%
425,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2019A
0.000 12/01/25 409,396
1,000,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Second Lien Series 2016A
5.000 01/01/26 1,012,077
3,000,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023C
5.000 01/01/27 3,075,643
545,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5.000 01/01/26 551,582
1,165,000 Cook County School District 78 Rosemont, Illinois, General
Obligation Bonds, Series 2020 - AGM Insured
5.000 12/01/26 1,199,330
800,000 Cook County, Illinois, General Obligation Bonds, Refunding
Series 2021A
5.000 11/15/25 811,800
1,000,000 Illinois Development Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2019,
(Mandatory Put 11/03/25)
4.250 11/01/44 1,001,454
400,000 Illinois Finance Authority, Health Services Facility Lease Revenue
Bonds, Provident Group - UIC Surgery Center, LLC - University of
Illinois Health Services Facility Project, Series 2020
5.000 10/01/25 403,248

Portfolio of Investments December 31, 2024
(continued)
Short Term Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,150,000 Illinois Finance Authority, Revenue Bonds, University of Chicago
Medicine, Series 2022B-1, (Mandatory Put 8/15/25)
5.000% 08/15/52 $ 1,156,498
4,365,000 Illinois State, General Obligation Bonds, May Refunding Series
2023D
5.000 07/01/25 4,398,679
415,000 Illinois State, General Obligation Bonds, November Series 2017D 5.000 11/01/25 420,368
2,580,000 Illinois State, General Obligation Bonds, November Series 2017D 5.000 11/01/26 2,655,785
185,000 Illinois State, General Obligation Bonds, November Series 2017D 5.000 11/01/27 193,399
3,250,000 Illinois State, General Obligation Bonds, Refunding June Series
2022B
5.000 03/01/25 3,257,093
2,000,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5.000 02/01/26 2,034,040
2,255,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation September Series 2021C
5.000 06/15/27 2,353,522
500,000 University of Illinois, Health Services Facilities System Revenue
Bonds, Refunding Series 2023
5.000 10/01/27 520,864
525,000 University of Illinois, Health Services Facilities System Revenue
Bonds, Refunding Series 2023
5.000 10/01/28 552,532
1,010,000 (b) Will County Community Unit School District 201-U Crete-Monee,
Illinois, General Obligation Bonds, Capital Appreciation Series
2005 - NPFG Insured, (ETM)
0.000 11/01/25 981,896
1,085,000 Will County School District 86, Joliet, Illinois, General Obligation
Bonds, School Series 2023 - BAM Insured
5.000 03/01/26 1,107,192
700,000 Will County School District 86, Joliet, Illinois, General Obligation
Bonds, School Series 2023 - BAM Insured
5.000 03/01/28 734,099
TOTAL ILLINOIS 28,830,497
INDIANA - 1.3%
500,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property Tax
Series 2023
5.000 07/15/26 514,186
500,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property Tax
Series 2023
5.000 07/15/27 522,889
505,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property Tax
Series 2023
5.000 01/15/28 532,139
1,400,000 Crown Point Multi-School Building Corporation, Indiana, First
Mortgage Bonds, Crown Point Community School Corporation,
Series 2021
5.000 01/15/26 1,427,740
700,000 Indiana Finance Authority, Hospital Revenue Bonds, Marion
General Hospital Project, Series 2021A
5.000 07/01/26 714,091
400,000 Mount Vernon of Hancock County Multi-School Building
Corporation, Indiana, First Mortgage Bonds, Series 2022
5.000 01/15/27 414,333
1,000,000 Mount Vernon, Indiana, Environmental Improvement Revenue
Bonds, Southern Indiana Gas and Electric Company Project,
Series 2015, (AMT), (Mandatory Put 9/01/28)
4.250 09/01/55 1,002,925
TOTAL INDIANA 5,128,303
IOWA - 0.0%
115,000 Iowa Finance Authority Senior Living Facilities Revenue Bonds,
Sunrise Retirement Community Project, Refunding Series 2021
4.000 09/01/25 113,444
TOTAL IOWA 113,444
KANSAS - 0.4%
650,000 Manhattan, Kansas, General Obligation Bonds, Temporary Notes,
Series 2024-02 - BAM Insured
5.000 06/15/28 663,555
1,055,000 Wyandotte County-Kansas City Unified Government, Kansas,
Utility System Revenue Bonds, Improvement Series 2016A
5.000 09/01/26 1,065,564
TOTAL KANSAS 1,729,119

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY - 1.9%
$ 705,000 Kentucky Asset/Liability Commission, General Fund Revenue
Project Notes, Federal Highway Trust Fund, First Refunding Series
2024A
5.000% 09/01/26 $ 727,643
560,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 128, Series 2023A
5.000 11/01/27 589,957
1,010,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 130, Series 2024B
5.000 11/01/25 1,026,517
1,000,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2024B
5.000 08/01/28 1,039,443
3,500,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Series 2019C-1, (Mandatory Put 2/01/28)
4.000 02/01/50 3,509,896
1,000,000 Trimble County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project Series 2023A, (AMT),
(Mandatory Put 6/01/27)
4.700 06/01/54 1,015,788
TOTAL KENTUCKY 7,909,244
LOUISIANA - 2.3%
3,300,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Insurance
Assessment Revenue Bonds, Louisiana Insurance Guaranty
Association Project, Series 2022B
5.000 08/15/25 3,333,841
3,250,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Insurance
Assessment Revenue Bonds, Louisiana Insurance Guaranty
Association Project, Series 2022B
5.000 08/15/26 3,341,115
1,480,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-1,
(Mandatory Put 7/01/26)
4.050 06/01/37 1,487,047
1,000,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017C,
(Mandatory Put 7/03/28)
3.300 06/01/37 985,034
TOTAL LOUISIANA 9,147,037
MARYLAND - 0.3%
1,000,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Series 2024
5.000 02/01/27 1,043,372
TOTAL MARYLAND 1,043,372
MASSACHUSETTS - 2.9%
210,000 Massachusetts Development Finance Agency, Revenue Bonds,
Williams College, Series 2011N, (Mandatory Put 7/01/25)
0.450 07/01/41 206,017
880,000 Massachusetts Educational Financing Authority, Education Loan
Revenue Bonds, Issue L, Senior Series 2020B, (AMT)
5.000 07/01/25 887,241
1,850,000 Massachusetts Educational Financing Authority, Education Loan
Revenue Bonds, Issue M Senior Series 2022B, (AMT)
5.000 07/01/25 1,865,222
1,950,000 Massachusetts Educational Financing Authority, Education Loan
Revenue Bonds, Issue M, Senior Series 2021B, (AMT)
5.000 07/01/27 2,004,349
1,075,000 Massachusetts Educational Financing Authority, Education Loan
Revenue Bonds, Issue M, Taxable Senior Series 2021B, (AMT)
5.000 07/01/25 1,083,845
750,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024B3
3.400 12/01/27 744,238
5,000,000 Massachusetts Port Authority, Revenue Bonds, Series 2019A,
(AMT)
5.000 07/01/26 5,103,580
TOTAL MASSACHUSETTS 11,894,492
MICHIGAN - 1.1%
1,000,000 Michigan Finance Authority, State Aid Revenue Notes, Series
2024A-1
5.000 07/21/25 1,008,592
575,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
3.700 04/01/30 576,375
3,010,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Consumers Energy Company Project, Series 2019, (AMT),
(Mandatory Put 10/01/27)
3.350 10/01/49 2,970,731
TOTAL MICHIGAN 4,555,698

Portfolio of Investments December 31, 2024
(continued)
Short Term Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA - 5.3%
$ 145,000 Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS
Apple Valley Senior Housing, Inc. Orchard Path Phase II Project,
Series 2021
4.000% 09/01/25 $ 144,702
690,000 Becker Independent School District 726, Minnesota, General
Obligation Bonds, School Building Series 2022A
0.000 02/01/26 663,423
1,100,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2019A
4.375 08/01/29 1,102,909
460,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6.000 07/01/33 460,459
595,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2023A, (Mandatory Put 11/15/28)
5.000 11/15/52 628,215
1,315,000 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Allina Health
System, Refunding Series 2017A
5.000 11/15/25 1,330,214
1,530,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series
2016A
5.000 01/01/26 1,560,226
2,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5.000 01/01/26 2,028,075
5,000,000 Minnesota Municipal Gas Agency, Commodity Supply Revenue
Bonds, Series 2022A, (Mandatory Put 12/01/27)
4.000 12/01/52 5,036,009
1,175,000 Minnesota State, General Obligation Bonds, Various Purpose
Series 2020A
5.000 08/01/25 1,188,369
310,000 Montrose, Minnesota, General Obligation Bonds, Series 2021A 2.000 02/01/25 309,473
750,000 Moorhead, Minnesota, General Obligation Bonds, Improvement
Series 2022A
5.000 02/01/26 766,068
250,000 Mountain Lake, Minnesota, General Obligation Bonds, Series
2021A
2.000 12/15/25 245,738
405,000 New London Economic Development Authority, Minnesota,
Lease Revenue Bonds, SWWC Service Cooperative Lease With
Option to Purchase Project, Public Series 2023
5.000 02/01/25 405,197
425,000 New London Economic Development Authority, Minnesota,
Lease Revenue Bonds, SWWC Service Cooperative Lease With
Option to Purchase Project, Public Series 2023
5.000 02/01/26 430,742
500,000 Northern Municipal Power Agency, Minnesota, Electric System
Revenue Bonds, Refunding Series 2016
5.000 01/01/26 508,692
2,015,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2016A
5.000 05/01/27 2,059,866
170,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical Academy,
Refunding Series 2021A
2.000 09/01/26 163,150
175,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5.000 11/15/27 181,316
550,000 Shakopee Independent School District 720, Scott County,
Minnesota, Certificates of Participation, Series 2021B
4.000 02/01/25 550,167
300,000 Shakopee Independent School District 720, Scott County,
Minnesota, Certificates of Participation, Series 2021B
4.000 02/01/26 301,417
1,225,000 Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 1994A - NPFG Insured
0.000 01/01/26 1,179,929
400,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
3.000 08/01/25 397,425
TOTAL MINNESOTA 21,641,781

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSISSIPPI - 0.9%
$ 1,000,000 Mississippi Development Bank, Special Obligation Bonds,
Mississippi Highway Refunding Project, Refunding Series 2024A
5.000% 01/01/28 $ 1,055,171
1,410,000 Mississippi Development Bank, Special Obligation Bonds,
Municipal Energy Agency of Mississippi, Power Supply Project,
Refunding Series 2015A - AGM Insured
5.000 03/01/28 1,432,840
1,000,000 Warren County, Mississippi, Environmental Improvement
Revenue Bonds, International Paper Company Project, Refunding
Series 2020B, (AMT), (Mandatory Put 6/16/25)
1.600 08/01/27 988,630
TOTAL MISSISSIPPI 3,476,641
MISSOURI - 2.8%
1,000,000 Kansas City Planned Industrial Expansion Authority, Missouri,
Multifamily Housing Revenue Bonds, The Depot on Old Santa Fe
Series 2023, (Mandatory Put 7/01/27)
5.000 07/01/45 1,029,488
100,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2.900 09/01/33 89,319
1,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998B
2.900 09/01/33 893,192
2,500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021B,
(Mandatory Put 5/01/26)
4.000 05/01/51 2,525,457
250,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lake Regional Health System, Series 2021
5.000 02/15/26 251,623
260,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016B
5.000 02/01/25 260,291
285,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
3.200 11/01/26 283,781
500,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
3.250 05/01/27 498,180
300,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
3.300 11/01/27 296,791
500,000 Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, Gree Bonds, MoPEP Facilities,
Series 2022
5.000 12/01/26 517,177
630,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5.000 11/15/26 632,045
1,120,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2022, (AMT)
5.000 07/01/25 1,128,057
1,170,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2022, (AMT)
5.000 07/01/26 1,196,814
1,630,000 Springfield, Missouri, Special Obligation Bonds, Refunding
Series 2017B, (AMT)
5.000 07/01/26 1,660,189
TOTAL MISSOURI 11,262,404
NEBRASKA - 1.0%
175,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Refunding
Series 2020A
5.000 11/15/25 177,280
2,710,000 Metropolitan Utilities District of Omaha, Nebraska, Gas System
Revenue Bonds, Series 2023
5.000 12/01/26 2,815,908
1,125,000 Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2022B
5 .000 12/15/27 1,143,254
TOTAL NEBRASKA 4,136,442
NEVADA - 0.4%
1,335,000 Clark County School District, Nevada, General Obligation Bonds,
Limited Tax Building Series 2018B - AGM Insured
5.000 06/15/27 1,398,633
365,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 816 Summerlin Village 22, Series 2021
2.000 06/01/25 360,912
TOTAL NEVADA 1,759,545

Portfolio of Investments December 31, 2024
(continued)
Short Term Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE - 0.4%
$ 1,105,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth College, Series 2015B, (Mandatory
Put 8/03/27)
3.300% 06/01/40 $ 1,105,399
500,000 New Hampshire Housing Finance Authority, Multi-Family Housing
Revenue Bonds, Series 2024-2
3.150 07/01/27 494,596
TOTAL NEW HAMPSHIRE 1,599,995
NEW JERSEY - 1.5%
1,155,000 Cherry Hill Township School District, Camden County, New
Jersey, General Obligation Bonds, Series 2022
3.000 08/01/25 1,153,328
600,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Senior Series 2022A,
(AMT)
5.000 12/01/25 606,843
1,275,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2023A, (AMT)
5.000 12/01/26 1,305,430
2,500,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2021A
5.000 06/15/26 2,565,749
500,000 Salem County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Philadelphia Electric Company
Project Series 1993A, (AMT)
4.450 03/01/25 500,359
TOTAL NEW JERSEY 6,131,709
NEW MEXICO - 1.1%
3,510,000 New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, Presbyterian Healthcare Services, Series 2019B,
(Mandatory Put 8/01/25)
5.000 08/01/49 3,538,807
1,000,000 New Mexico Municipal Energy Acquisition Authority, Gas Supply
Revenue Bonds, Refunding & Aquisition Sub-Series 2019A,
(Mandatory Put 5/01/25)
5.000 11/01/39 1,003,547
TOTAL NEW MEXICO 4,542,354
NEW YORK - 3.6%
2,615,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2021 Subseries F-1
5.000 11/01/27 2,762,904
1,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series A-1
5.000 11/01/27 1,056,560
1,285,000 New York City, New York, General Obligation Bonds, Fiscal 2023
Series 1
5.000 08/01/25 1,299,175
1,875,000 New York City, New York, General Obligation Bonds, Fiscal 2023
Series 1
5.000 08/01/26 1,933,583
1,290,000 New York City, New York, General Obligation Bonds, Fiscal 2025
Series A
5.000 08/01/27 1,358,255
1,000,000 New York State Power Authority, Green Transmission Project
Revenue Bonds, Green Series 2023A - AGM Insured
5.000 11/15/27 1,063,297
2,895,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)
5.000 12/01/26 2,968,406
2,000,000 Rochester, New York, General Obligation Bonds, Bond
Anticipation Notes Series 2024-III
5.000 07/31/25 2,020,425
TOTAL NEW YORK 14,462,605
NORTH CAROLINA - 1.6%
1,000,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 55C, (Mandatory
Put 1/15/26)
3.200 07/01/56 995,227
500,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 56, (Mandatory Put
7/15/25)
3.375 07/01/48 498,849
2,000,000 North Carolina Medical Care Commission, Hospital Revenue
Bonds, CaroMont Health A/K/A Gaston Health, Series 2021A,
(Mandatory Put 2/01/26)
5.000 02/01/51 2,033,436
1,355,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Senior Lien Series 2017 - AGM
Insured
5.000 01/01/26 1,379,759
1,700,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Senior Lien Series 2017 - AGM
Insured
5.000 01/01/27 1,763,795
TOTAL NORTH CAROLINA 6,671,066

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH DAKOTA - 0.5%
$ 350,000 Cass County Joint Water Reserve District, North Dakota,
Temporary Improvement  Special Assessment Bonds, Refunding
Series 2024A
3.450% 04/01/27 $ 347,286
215,000 Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2021
5.000 12/01/25 215,876
450,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5.000 05/01/26 457,860
475,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5.000 05/01/27 488,938
480,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5.000 05/01/28 497,599
TOTAL NORTH DAKOTA 2,007,559
OHIO - 1.7%
1,440,000 Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Revenue Bonds, Children's Hospital Medical Center,
Refunding Series 2022A
5.000 11/15/25 1,459,133
1,000,000 Cleveland, Ohio, Airport System Revenue Bonds, Series 2018A,
(AMT)
5.000 01/01/27 1,025,214
260,000 Cleveland-Cuyahoga County Port Authroity, Ohio, Cultural
Facility Revenue Bonds, The Cleveland Museum of Natural
History Project, Series 2021
5.000 07/01/26 266,341
1,165,000 (a) Jefferson County Port Authority, Ohio, Economic Development
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023,
(AMT), (Mandatory Put 12/01/28)
5.000 12/01/53 1,179,702
1,430,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2014C, (AMT)
3.700 12/01/27 1,415,898
1,060,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Dayton Power & Light Company Project, Refunding Collateralized
Series 2015A, (AMT), (Mandatory Put 6/01/27)
4.250 11/01/40 1,070,366
360,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Variable Rate Series 2020B, (Mandatory Put 1/15/25)
5.000 01/15/50 360,193
TOTAL OHIO 6,776,847
OKLAHOMA - 1.4%
3,530,000 Canadian County Independent School District 69, Mustang,
Oklahoma, General Obligation Bond, Combined Purpose Series
2023
4.000 06/01/25 3,540,196
1,425,000 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Norman Public
Schools Project, Series 2023C
5.000 06/01/28 1,502,233
605,000 Payne County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Stillwater Public
Schools Project, Series 2024 - BAM Insured
5.000 09/01/26 621,650
TOTAL OKLAHOMA 5,664,079
OREGON - 2.0%
300,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health
Services, Refunding Series 2016A
5.000 10/01/25 302,216
1,005,000 Salem-Keizer School District 24J, Marion and Polk Counties,
Oregon, General Obligation Bonds, Series 2009B
0.000 06/15/27 925,906
6,730,000 Washington Multnomah & Yamhill Counties School District 1J
Hillsboro, Oregon, General Obligation Bonds, Series 2017
5.000 06/15/26 6,922,765
TOTAL OREGON 8,150,887
PENNSYLVANIA - 1.6%
1,600,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT)
5.000 01/01/26 1,620,264
655,000 Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Waste Management Inc., Project,
Series 2013, (AMT), (Mandatory Put 2/03/25)
4.250 08/01/45 655,091
525,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2022B
5.000 12/01/25 534,071
2,000,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2017B, (AMT)
5.000 07/01/25 2,014,781

Portfolio of Investments December 31, 2024
(continued)
Short Term Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 1,365,000 University of Pittsburgh of the Commonwealth System of Higher
Education, Pennsylvania, Pitt Asset Notes, Series 2023
5.000% 02/15/29 $ 1,471,604
TOTAL PENNSYLVANIA 6,295,811
PUERTO RICO - 1.6%
1,240,000 (b) Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, Hospital de la Concepcion, Series 2017A, (Pre-
refunded 11/15/26)
3.550 11/15/30 1,244,885
238,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/27 215,565
118,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/29 99,137
17,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/31 13,091
3,286,637 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.375 07/01/25 3,306,122
961,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.625 07/01/27 996,274
538,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.625 07/01/29 573,409
TOTAL PUERTO RICO 6,448,483
SOUTH DAKOTA - 0.1%
410,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2024C
3.300 11/01/29 401,032
TOTAL SOUTH DAKOTA 401,032
TENNESSEE - 0.6%
100,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-1
5.000 08/01/28 106,006
1,000,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5.000 07/01/28 1,060,175
255,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT)
5.000 07/01/26 260,844
885,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Improvement Series 2015B, (AMT)
5.000 07/01/26 889,500
TOTAL TENNESSEE 2,316,525
TEXAS - 11.4%
1,000,000 Austin, Texas, Airport System Revenue Bonds, Series 2019B,
(AMT)
5.000 11/15/25 1,012,513
1,250,000 Austin, Texas, Airport System Revenue Bonds, Series 2019B,
(AMT)
5.000 11/15/27 1,298,573
610,000 Bexar County Hospital District, Texas, Certificates of Obligation,
Series 2023
5.000 02/15/25 611,230
645,000 Bexar County Hospital District, Texas, Certificates of Obligation,
Series 2023
5.000 02/15/26 658,396
400,000 Bexar County Hospital District, Texas, Certificates of Obligation,
Series 2023
5.000 02/15/27 415,908
500,000 Brazos Higher Education Authority Inc., Texas, Student Loan
Program Revenue Bonds, Senior Series 2020-1A, (AMT)
5.000 04/01/25 501,385
5,890,000 (b) Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2015A, (Pre-refunded 7/01/25)
5.000 01/01/45 5,943,990
555,000 Chapel Hill Independent School District, Smith County, Texas,
General Obligation Bonds, School Building Series 2023
5.000 02/15/26 566,896
1,150,000 Dallas, Texas, General Obligation Bonds, Refunding and
Improvement Series 2024B
5.000 02/15/27 1,197,418
1,450,000 Dickinson Independent School District, Galveston County, Texas,
General Obligation Bonds, Refunding Series 2023A
5.000 02/15/27 1,514,045
1,350,000 Fort Bend County, Texas, General Obligation Bonds, Tax Road
Series 2024
5.000 03/01/27 1,408,540
1,815,000 Fort Worth Independent School District, Tarrant County, Texas,
General Obligation Bonds, Refunding Series 2019B
5.000 02/15/25 1,819,035

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 500,000 Grand Prairie, Texas, Combination Tax and Revenue Certificates
of Obligation, Series 2024
5.000% 02/15/27 $ 520,407
500,000 Grand Prairie, Texas, Combination Tax and Revenue Certificates
of Obligation, Series 2024
5.000 02/15/28 529,065
2,045,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Series 2019A
5.000 12/01/25 2,078,479
5,675,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Series 2019B-3, (Mandatory Put 12/01/26)
5.000 07/01/49 5,846,483
550,000 Harris County, Texas, Road Revenue Bonds, Refunding, Series
2024A
5.000 09/15/27 580,306
3,630,000 Houston, Texas, Airport System Revenue Bonds, Refunding &
Subordinate Lien Series 2018C, (AMT)
5.000 07/01/26 3,705,199
1,060,000 Houston, Texas, General Obligation Bonds, Refunding Public
Improvement Series 2016A
5.000 03/01/27 1,080,922
850,000 Hunt Memorial Hospital District, Hunt County, Texas, General
Obligation Bonds, Refunding & Improvment Series 2020
5.000 02/15/26 861,834
1,000,000 Irving, Dallas County, Texas, General Obligation Bonds, Series
2024
5.000 09/15/28 1,072,368
400,000 Lake Houston Redevelopment Authority, Texas, Tax Increment
Contract Revenue Bonds, Series 2021
5.000 09/01/25 401,840
1,210,000 McKinney Independent School District, Collin County, Texas,
General Obligation Bonds, Refunding & School Building Series
2021
5.000 02/15/27 1,261,920
2,235,000 Midlothian Independent School District, Ellis County, Texas,
General Obligation Bonds, School Building Series 2020
5.000 02/15/26 2,282,658
1,250,000 Mission Economic Development Corporation, Texas, Solid Waste
Disposal Revenue Bonds, Waste Management Inc. Project, Series
2023A, (AMT), (Mandatory Put 7/01/27)
4.250 06/01/48 1,253,919
1,880,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier Series 2023A
5.000 01/01/27 1,950,920
315,000 (a) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2021A, (AMT)
1.875 01/01/26 307,710
1,000,000 San Antonio, Texas, General Obligation Bonds, Tax Notes Series
2024
5.000 02/01/27 1,041,723
555,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Scott & White Healthcare Project,
Series 2022E, (Mandatory Put 5/15/26)
5.000 11/15/52 566,103
1,055,000 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2024C
5.000 08/15/31 1,164,412
2,850,000 (b) Ysleta Independent School District, El Paso County, Texas,
General Obligation Bonds, Series 2016, (Pre-refunded 8/15/25)
5.000 08/15/32 2,883,504
TOTAL TEXAS 46,337,701
UTAH - 0.7%
2,190,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2021A, (AMT)
5.000 07/01/25 2,203,600
750,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5.000 07/01/25 754,657
TOTAL UTAH 2,958,257
VIRGIN ISLANDS - 0.7%
1,000,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5.000 10/01/25 1,008,415
1,645,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5.000 10/01/26 1,680,271
TOTAL VIRGIN ISLANDS 2,688,686

Portfolio of Investments December 31, 2024
(continued)
Short Term Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA - 1.7%
$ 3,175,000 Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Intermediate Lien Bond Anticipation Notes Series 2023A
5.000% 07/01/27 $ 3,334,566
1,450,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-II, (Mandatory Put 7/01/25)
3.900 07/01/55 1,450,868
1,500,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2024H
3.600 12/01/28 1,490,063
500,000 Virginia Small Business Financing Authority, Environmental
Facilities Revenue Bonds (Pure Salmon Virginia LLC Project),
Escrow Refinancing Series 2022, (AMT), (Mandatory Put
11/20/25)
4.000 11/01/52 500,202
TOTAL VIRGINIA 6,775,699
WASHINGTON - 3.1%
2,525,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2015C, (AMT)
5.000 04/01/26 2,526,733
2,000,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2017C, (AMT)
5.000 05/01/25 2,008,049
1,550,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2018A, (AMT)
5.000 05/01/27 1,598,985
5,320,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-3, (Mandatory Put 8/01/26)
5.000 08/01/49 5,485,722
760,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5.000 10/01/25 767,741
TOTAL WASHINGTON 12,387,230
WEST VIRGINIA - 0.2%
400,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024D
5.000 11/01/27 417,305
500,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024D
5.000 11/01/28 527,476
TOTAL WEST VIRGINIA 944,781
WISCONSIN - 4.0%
625,000 Kenosha, Wisconsin, General Obligation Promissory Notes Series
2020A
2.000 05/01/25 620,890
1,250,000 Kenosha, Wisconsin, General Obligation Promissory Notes Series
2021B
1.000 10/01/25 1,218,900
400,000 Public Finance Authority of Wisconsin, Health Care Facilities
Revenue Bonds, Blue Ridge HealthCare, Refunding Series 2020A
5.000 01/01/26 405,223
300,000 Public Finance Authority of Wisconsin, Hospital Revenue Bonds,
Carson Valley Medical Center, Series 2021A
3.000 12/01/26 285,784
325,000 Public Finance Authority of Wisconsin, Hospital Revenue Bonds,
Renown Regional Medical Center Project, Series 2020A
5.000 06/01/26 330,385
1,875,000 Public Finance Authority of Wisconsin, Pollution Control Revenue
Bonds, Duke Energy Progress Project, Refunding Series 2022A-2,
(Mandatory Put 10/01/26)
3.300 10/01/46 1,869,646
600,000 Racine Unified School District, Racine County, Wisconsin, General
Obligation Bonds, Refunding Series 2021
2.000 04/01/25 596,878
1,000,000 University of Wisconsin Hospitals and Clinics Authority, Revenue
Bonds, Sustainability Series 2024A
5.000 04/01/27 1,042,350
1,360,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Mercy Alliance, Inc., Series 2012
5.000 06/01/27 1,363,671
435,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
5.000 10/01/25 436,678
455,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
5.000 10/01/26 458,674
2,550,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Advocate Aurora Health Credit Group, Series
2018A-4, (Mandatory Put 1/29/25)
5.000 08/15/54 2,552,851
250,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Agnesian HealthCare, Inc., Series 2017
5.000 07/01/26 255,546
2,070,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series
2017A
5.000 04/01/25 2,078,052

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 210,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Oakwood Lutheran Senior Ministries, Series
2021
4.000% 01/01/25 $ 210,000
460,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, PHM / New Richmond Senior Housing, Inc.,
Refunding Series 2021
2.250 07/01/26 440,630
350,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Refunding Series
2021B
4.000 09/15/25 349,143
1,750,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-2
5.000 05/01/28 1,866,631
TOTAL WISCONSIN 16,381,932
WYOMING - 0.1%
500,000 Consolidated Wyoming Municipalities Electric Power System
Joint Powers Board, Wyoming, Electric Facilities Improvement
Lease Revenue Bonds, Gillette Electrical System Project,
Refunding Series 2022
5.000 06/01/26 512,519
TOTAL WYOMING 512,519
TOTAL MUNICIPAL BONDS
(Cost $385,859,835) 386,261,446
TOTAL LONG-TERM INVESTMENTS
(Cost $385,859,835) 386,261,446
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  3.6%
14500000 MUNICIPAL BONDS - 3.6% 14500000
CALIFORNIA - 0.9%
3,500,000 (c) Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2023F-2
3.650 07/01/47 3,500,000
TOTAL CALIFORNIA 3,500,000
MICHIGAN - 1.0%
4,000,000 (c) Michigan State Building Authority, Revenue Bonds, Facilities
Program, Multi-Modal Series 2024I
3.730 04/15/59 4,000,000
TOTAL MICHIGAN 4,000,000
NATIONAL - 1.7%
2,000,000 (a),(c) Invesco Municipal Opportunity Trust Variable Rate Munifund
Term Preferred Shares Series 2015/6VMO, (AMT)
1.000 03/20/27 2,000,000
5,000,000 (a),(c) Invesco Municipal Opportunity Trust Variable Rate Munifund
Term Preferred Shares Series 2015/6VMO, (AMT)
4.500 06/01/27 5,000,000
TOTAL NATIONAL 7,000,000
TOTAL MUNICIPAL BONDS
(Cost $14,500,000) 14,500,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $14,500,000) 14,500,000
TOTAL INVESTMENTS - 98.8%
(Cost $400,359,835 ) 400,761,446
OTHER ASSETS & LIABILITIES, NET -  1.2% 4,791,160
NET ASSETS - 100% $ 405,552,606

Portfolio of Investments December 31, 2024
(continued)
Short Term Municipal Bond

are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Short Term
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 386,261,446 $ – $ 386,261,446
Short-Term Investments:
Municipal Bonds – 14,500,000 – 14,500,000
Total $ – $ 400,761,446 $ – $ 400,761,446
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $11,397,770 or 2.8% of Total Investments.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(c) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
AMT Alternative Minimum Tax
ETM Escrowed to maturity